LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
LOANS AND BORROWINGS	LOANS AND BORROWINGS
Reconciliation of movements of liabilities to cash flows arising from financing activities:

In thousands of euro	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2021		—	—	92,162	—	92,162	527,642	—	51,425	671,229
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(3,403)		(3,403)	—	—	—	(3,403)
Payment of interest	15	—	—	(7,522)		(7,522)	—	(272)		(7,794)
Proceeds from the issuance of new shares	13(ix)	—	—	—	—	—	297,690	—	—	297,690
Cash received from merger with CIIG	13(vii)	—	—	—	—	—	534,413	—	—	534,413
Cash paid for redemption of public warrants	16	—	—	—	(6)	(6)		—	—	(6)
Proceeds from the issuance of shares to warrant holders	13(viii)	—	—	—	—	—	118,570	—	—	118,570
Proceeds from exercise of employee share options plan	13(x)	—	—	—	—	—	—	—	1,228	1,228
Issuance of convertible notes	15	275,923	—	—	—	275,923	—	—	—	275,923
Transaction costs for convertible notes	15	(751)	—	—	—	(751)	—	—	—	(751)
Total changes from financing cash flows		275,172	—	(10,925)	(6)	264,241	950,673	(272)	1,228	1,215,870
The effects of changes in foreign exchange rates		(825)	(798)	8,099	(1,762)	4,714	—	—	28,970	33,684
Other changes
Embedded derivative separation from convertible notes	15	(135,562)	135,562	—		—
Change in fair value of embedded derivatives	15	—	(29,957)	—		(29,957)
Warrants issued by Arrival	16	—	—	—	176,575	176,575	—	—	—	176,575
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	13(v/vi)	—	—	—	—	—	3,702,874	—	(3,702,874)	—
Change in fair value of warrants	16	—	—	—	(102,173)	(102,173)		—	—	(102,173)
Warrants exercised	16	—	—	—	(69,443)	(69,443)	204	—	69,239	—
Reduction of share capital of Arrival	13(iv)	—	—	—	—	—	—	—	30	30
Equity settled share based payments	23	—	—	—	—	—	—	—	4,387	4,387
Additional value on consideration for issuance of shares for the merger with CIIG	13(vii)	—	—	—	—	—	75,232	—	737,264	812,496
Acquisition of treasury shares	13(x)	—	—	—	—	—	—	—	(1,017)	(1,017)

In thousands of euro	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
Allocation of treasury shares to employees	13(x)	—	—	—	—	—	—	—	73	73
Interest payable	15,7,8	2,787	—	—		2,787	—	272	—	3,059
Interest on leases	15	—	—	8,326		8,326	—	—	—	8,326
New leases	15	—	—	72,491		72,491	—	—	—	72,491
Modification of leases	15	—	—	63	—	63	—	—	—	63
Cancellation of leases	15	—	—	(3,966)		(3,966)	—	—	—	(3,966)
Lease prepayments of 2020	15	—	—	(1,017)		(1,017)	—	—	—	(1,017)
Total of other changes		(132,775)	105,605	75,897	4,959	53,686	3,778,310	272	(2,892,898)	939,370
December 31, 2021		141,572	104,807	165,233	3,191	414,803	5,256,625	—	(2,811,275)	2,860,153

In thousands of euro	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2020		—	—	22,988		22,988	367,085	—	7,035	397,108
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(2,371)		(2,371)	—	—	—	(2,371)
Proceeds from the issuance of Preferred A shares						—	160,500	—	—	160,500
Proceeds from borrowings						—	12,396	—	—	12,396
Repayment of borrowings						—	(12,396)	—	—	(12,396)
Payment of interest	15	—	—	(4,324)		(4,324)	—	(51)	—	(4,375)
Total changes from financing cash flows		—	—	(6,695)		(6,695)	160,500	(51)	—	153,754
The effects of changes in foreign exchange rates		—	—	(3,438)		(3,438)	—	—	(7,757)	(11,195)
Other changes
Contribution by Kinetik without the issuance of shares	8B	—	—	—	—	—	57	—	—	57
Restrictive Share Plan to employees		—	—	—	—	—	—	—	27,400	27,400
Interest payable		—	—	—	—	—	—	51	—	51
Equity settled share-based payments		—	—	—	—	—	—	—	24,747	24,747
Interest on leases	15	—	—	4,733		4,733
New leases	15	—	—	49,990	—	49,990	—	—	—	49,990
Modification of leases	15	—	—	24,584	—	24,584	—	—	—	24,584
Total of other changes		—	—	79,307	—	79,307	57	51	52,147	131,562
December 31, 2020		—	—	92,162	—	92,162	527,642	—	51,425	671,229